S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - FutureCorp Space Acquisition 1 LLC [Member]	Jun. 02, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	4,000,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Repayment of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	400,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000